LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JUNE 3, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

QS STRATEGIC REAL RETURN FUND

DATED FEBRUARY 1, 2016

The information in this supplement is effective as of June 14, 2016.

Effective April 1, 2016, QS Investors, LLC (“QS Investors”) replaced QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) as the adviser and a subadviser to the fund.

The following language replaces the information solely regarding the portfolio managers of QS LMGAA in the section of the fund’s Statement of Additional Information titled “Manager, Adviser and Subadvisers – Portfolio Managers and – Portfolio Managers: Compensation and Conflicts of Interest”:

Portfolio Managers

The following people serve as portfolio managers to the fund:

QS Investors (Commodity-Linked Securities Sleeve, REITs Sleeve, and Tactical Strategy Sleeve): Thomas Picciochi, Ellen Tesler, and Adam Petryk

Other Accounts

The tables below provide information regarding other accounts for which the portfolio managers have day-to-day management responsibility. Unless noted otherwise, all information is provided as of September 30, 2015.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ millions)
QS Investors (Commodity-Linked Securities Sleeve, REITs Sleeve, and Tactical Strategy Sleeve)

Thomas Picciochi	Registered investment companies	26	7,968.0	None	None
	Other pooled investment vehicles	34	4,614.5	None	None
	Other accounts	7	165.8	1	50.1

Ellen Tesler	Registered investment companies	26	7,968.0	None	None
	Other pooled investment vehicles	34	4,614.5	None	None
	Other accounts	7	165.8	1	50.1

Adam J. Petryk*	Registered investment companies	27	8,198.6	0	0
	Other pooled investment vehicles	30	3,463.7	0	0
	Other accounts	3	1.6	0	0

*	Assets under management are as of April 30, 2016.

Ownership of Securities

The table below provides information regarding the portfolio managers beneficial ownership of shares of the fund as of September 30, 2015 unless otherwise noted.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
QS Investors – Commodity-Linked Securities Sleeve, REITs Sleeve, and Tactical Strategy Sleeve
Adam J. Petryk*	None
Thomas Picciochi	None
Ellen Tesler	None

*	Information is provided as of June 2, 2016.

Please retain this supplement for future reference.

QSIN279756

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